Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	22,000,000	10,365,000
Preferred stock, shares issued	14,011,028	8,831,684
Preferred stock, shares outstanding	14,011,028	8,831,684
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	30,000,000
Common stock, shares issued	10,391,400	9,887,079
Common stock, shares outstanding	10,391,400	9,887,079
Minimum [Member]
Statement [Line Items]
Preferred stock, liquidation preference per share	$ 1.75	$ 1.75
Maximum [Member]
Statement [Line Items]
Preferred stock, liquidation preference per share	$ 2.10	$ 2.10